Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Research and development revenue	$ 4,251	$ 6,390	$ 9,329	$ 12,234
Cost of revenue	(2,460)	(3,678)	(5,357)	(7,132)
Gross profit	1,791	2,712	3,972	5,102
Operating costs and expenses:
General and administrative	4,781	2,718	9,861	5,729
Total operating costs and expenses	4,781	2,718	9,861	5,729
Operating loss	(2,990)	(6)	(5,889)	(627)
Other income (expense):
Net interest income (expense)	41	3	86	(1)
Change in fair value of warrant liability	(81)	(38)	(65)	28
Foreign exchange transaction gain (loss)		(232)	13	(204)
Transaction costs			(738)
Other income		19		17
Total other income (expense)	(40)	(248)	(704)	(160)
Loss before income taxes	(3,030)	(254)	(6,593)	(787)
Provision for income taxes	(40)	(11)	(86)	(6)
Net loss	$ (3,070)	$ (265)	$ (6,679)	$ (793)
Net loss per share of common stock
Net loss per share of common stock basic (in Dollars per share)	$ (0.02)	$ 0	$ (0.05)	$ (0.01)
Weighted average common shares outstanding
Weighted average common shares outstanding basic (in Shares)	136,198,713	135,347,064	136,097,641	135,323,279